Goodwill and Other Intangibles (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	$ 46	$ 30
Additions	85	16
Accumulated Amortization	(17)	(15)
Translation	(2)
Balance at December 31	112	31
Goodwill [Roll Forward]
Balance at January 1,	182	180
First Uranium (Pty) Limited acquisition	9
Translation	2	2
Gross carrying amount	492	481
Accumulated impairment losses	(299)	(299)
Balance at December 31,	193	182
South Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	0	0
First Uranium (Pty) Limited acquisition	9
Translation	0	0
Gross carrying amount	9	0
Accumulated impairment losses	0	0
Balance at December 31,	9	0
Continental Africa [Member]
Goodwill [Roll Forward]
Balance at January 1,	11	11
First Uranium (Pty) Limited acquisition	0
Translation	0	0
Gross carrying amount	310	310
Accumulated impairment losses	(299)	(299)
Balance at December 31,	11	11
Australasia [Member]
Goodwill [Roll Forward]
Balance at January 1,	153	151
First Uranium (Pty) Limited acquisition	0
Translation	2	2
Gross carrying amount	155	153
Accumulated impairment losses	0	0
Balance at December 31,	155	153
Americas [Member]
Goodwill [Roll Forward]
Balance at January 1,	18	18
First Uranium (Pty) Limited acquisition	0
Translation	0	0
Gross carrying amount	18	18
Accumulated impairment losses	0	0
Balance at December 31,	18	18
Computer Software, Intangible Asset [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	16	0
Additions	78	16
Accumulated Amortization	0	0
Translation	(2)
Balance at December 31	92	16
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	0	0	0
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	28
Finite Lived Intangible Assets Amortization Expense Year Two	31
Finite Lived Intangible Assets Amortization Expense Year Three	31
Finite Lived Intangible Assets Amortization Expense Year Four	2
Finite Lived Intangible Assets Amortization Expense Year Five	0
Royalty Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	30	30
Additions	0	0
Accumulated Amortization	(17)	(15)
Translation	0
Balance at December 31	13	15
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	2	2	2
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	2
Finite Lived Intangible Assets Amortization Expense Year Two	2
Finite Lived Intangible Assets Amortization Expense Year Three	2
Finite Lived Intangible Assets Amortization Expense Year Four	2
Finite Lived Intangible Assets Amortization Expense Year Five	2
Service Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Gross Carrying Value at January 1	0	0
Additions	7	0
Accumulated Amortization	0	0
Translation	0
Balance at December 31	7	0
Finite-Lived Intangible Assets, Amortization Method	straight line basis
Finite Lived Intangible Asset Residual Value	0
Amount Less Than Million	Less than $1 million
Finite Lived Intangible Assets Future Amortization Expense [Abstract]
Amortization Of Intangible Assets	0	0	0
Finite Lived Intangible Assets Amortization Expense Next Twelve Months	1
Finite Lived Intangible Assets Amortization Expense Year Two	1
Finite Lived Intangible Assets Amortization Expense Year Three	1
Finite Lived Intangible Assets Amortization Expense Year Four	1
Finite Lived Intangible Assets Amortization Expense Year Five	$ 1
Ghana [Member] | Royalty Agreements [Member]
Finite-Lived Intangible Assets, Net [Abstract]
Finite Lived Intangible Assets Royalty Concession Percentage Rate	3.00%
Finite lived intangible asset useful life (Years)	15 years